7. CONVERTIBLE NOTES PAYABLE (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total Convertible note payable		$ 75,649	$ 52,222
Less short term portion	(65,242)	(68,975)	(52,222)
Long term portion	29,863	6,674
Convertible Promissory Notes One [Member]
Total Convertible note payable		12,409
Convertible Promissory Notes Two [Member]
Total Convertible note payable	8,652	23,699
Convertible Promissory Notes Three [Member]
Total Convertible note payable		19,022
Convertible Promissory Notes Four [Member]
Total Convertible note payable	14,835	6,096
Convertible Promissory Notes Five [Member]
Total Convertible note payable	16,661	6,101
Convertible Promissory Notes Six [Member]
Total Convertible note payable	29,863	6,674
Convertible Promissory Notes Seven [Member]
Total Convertible note payable	12,246	1,648
Convertible Promissory Notes Eight [Member]
Total Convertible note payable	4,890
Convertible Promissory Notes Nine [Member]
Total Convertible note payable	7,626
Convertible Promissory Notes Ten [Member]
Total Convertible note payable	332
Convertible Promissory Notes [Member]
Total Convertible note payable	95,105	75,649
Less short term portion	(65,242)	(68,975)
Long term portion	$ 29,863	$ 6,674